Leases - Schedule of Lease Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 7,217,463	$ 4,907,901
Lease Expense for Office Leases
Lessee, Lease, Description [Line Items]
Operating lease expenses	210,576	175,901
Lease Expense for Vessel Leases
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 7,006,887	$ 4,732,000